RELATED PARTY TRANSACTIONS - Summary of related parties income/ expense amounts included into Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Time charter revenues	$ 24,454	$ 1,609	$ 4,059
Other revenues	1,961	1,609	1,502
Other operating income (expenses)	2,965	(1,154)	2,557
Voyage expenses and commissions	(69,946)	0	0
Ship operating expenses	(11,574)	(5,758)	(6,091)
Charter hire expenses	(63,468)	(45,777)	(41,809)
Administrative expenses	(1,163)	(1,280)	(1,441)
Interest on credit facilities	0	0	(1,338)
Income (loss) from related party transaction	(121,697)	(52,360)	(46,620)
Time Charter Revenue [Member]
Related Party Transaction [Line Items]
Time charter revenues	$ 19,528	$ 0	$ 0